UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

3 East 28th Street, 7th Floor

New York, NY 10016

(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 426-7040

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ARK ETF TRUST
SEMI-ANNUAL REPORT
JANUARY 31, 2021
INVESTING AT THE PACE OF INNOVATION
ARK Genomic Revolution ETF (ARKG)
ARK Autonomous Technology & Robotics ETF (ARKQ)
ARK Innovation ETF (ARKK)
ARK Next Generation Internet ETF (ARKW)
ARK Fintech Innovation ETF (ARKF)
The 3D Printing ETF (PRNT)
The ARK Israel Innovative Technology ETF (IZRL)
ARK Invest | 3 E. 28th Street, 7th Floor, New York, NY 10016 | 212.426.7040 | info@ark-invest.com | ark-funds.com

Important Notice

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be made available on http://ark-funds.com/investor-resources, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling (212) 426-7040.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call (212) 426-7040 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive shareholder reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

The principal risks of investing in the ARK ETFs include: Market Risk. The value of the Funds’ assets will fluctuate as the markets in which the Funds invest fluctuate. The value of the Funds’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, exchange trading suspensions and closures (including exchanges of a Fund’s underlying securities), infectious disease outbreaks or pandemics, terrorism, regulatory events and government controls, that affect large portions of the market. Equity Securities Risk: The value of the equity securities the Funds hold may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold operate or factors relating to specific companies in which the Funds invest (e.g., litigation or government regulation), among other factors. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments. The Funds may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies (SPACs) or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value. Foreign Securities Risk: Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities such as risks of currency exchange rates, differences in foreign accounting and legal standards, the availability of less reliable financial information, and government restrictions on repatriation of capital. Health Care Sector Risk: Companies in the health care sector may be adversely affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Consumer Discretionary Risk: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns. Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in government regulation (such as through the imposition or removal of tariffs), world events, economic conditions, environmental damages, product liability claims and exchange rates. Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The markets in which many information technology companies compete face rapidly evolving industry standards and government regulations, frequent new service and product announcements, introductions and enhancements, and changing customer demands. Communications Sector Risk: Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Financial Technology Sector Risk: Companies in the financial technology (“FinTech”) sector that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech companies may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future. Cryptocurrency Investment Risk: The Funds may have exposure to cryptocurrency, such as bitcoin, indirectly through an investment in a grantor trust (e.g., the Grayscale Bitcoin Trust (BTC)) that will experience any associated volatility of the underlying cryptocurrency. The Funds’ exposure to cryptocurrencies may change over time and, accordingly, such exposure may not always be present in the Funds’ portfolios. Cryptocurrencies such as bitcoin are not “fiat” currencies of any central bank or government and currently are not subject to the authority of any central bank or government authority and are therefore not backed by any government, and regulatory and tax treatment of cryptocurrencies continues to develop. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.
The views expressed in the Shareholder Letter are those of ARK Investment Management LLC (“ARK”) as of January 31, 2021. Management’s Discussion of Fund Performance presents information about the ARK ETFs’ holdings that is believed to be accurate, and the views of the Funds’ portfolio manager, as of January 31, 2021. The Shareholder Letter and Management’s Discussion of Fund Performance may not necessarily reflect the views or holdings on the date this Annual Report is first published or anytime thereafter. The information in the Shareholder Letter and Management’s Discussion of Fund Performance may change, and the ARK ETFs disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that ARK believes to be reliable; however, ARK does not guarantee the accuracy or completeness of any information obtained from any third party.
Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit www.ark-funds.com for the most current list of portfolio holdings for the ARK ETFs.
The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in an ARK ETF will not exactly match those in an index, and performance of an ARK ETF will differ from the performance of an index. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

Shareholder Letter
(Unaudited)
This Semi-Annual Report for the ARK ETF Trust covers the period from August 1, 2020 through January 31, 2021 for each ARK exchange-traded fund (“ETF” or collectively, “ARK ETFs”). The ARK ETF Trust, as of the period of this report, consists of five actively-managed theme-based ETFs and two index-based ETFs:
ETF	Commencement Date
ARK Genomic Revolution ETF	10/31/14
ARK Autonomous Technology & Robotics ETF	9/30/14
ARK Innovation ETF	10/31/14
ARK Next Generation Internet ETF	9/30/14
ARK Fintech Innovation ETF	2/4/19
The 3D Printing ETF	7/19/16
The ARK Israel Innovative Technology ETF	12/5/17
As of this writing, we still are facing the global economic consequences of the coronavirus. We remain committed to helping our employees and clients stay safe and productive, while making sense of the markets. For our employees, we quickly enacted a pandemic plan, and still are suspending all travel and working remotely. I am proud of how seamlessly our business transitioned, and we are more confident than ever in its health and wellbeing. For our clients, we remain committed to helping navigate through periods of uncertainty. We increased our communication, tailoring content specifically to address concerns about the coronavirus, market volatility, government policy, and the role that innovation plays during tumultuous times.
While this has been a difficult period, we are gratified that government policymakers were laser-focused on cushioning the blow and on partnering with companies offering innovative solutions to the problems the disease has caused. In fact, we believe that the turbulence caused by the coronavirus gave innovation another opportunity to break through the traditional world order. As is typical during periods of turbulence and fear, consumers and businesses are willing to think differently and change their behavior. As both look for cheaper, more productive, or more creative ways to satisfy their needs, we believe that disruptive innovation takes root and gains significant market share.
But investors beware. According to our research, innovation is evolving at such a rapid pace that traditional equity and fixed income benchmarks are being populated increasingly by so-called value traps, stocks and bonds that are “cheap” for a reason. We believe critical to investment success will be moving to the right side of change, avoiding industries and companies in the crosshairs of  “creative destruction” and embracing those creating “disruptive innovation”.
ARK Investment Management LLC (“ARK”), the investment adviser to the ARK ETFs, specializes in thematic investing in disruptive innovation. The ARK ETFs include portfolio companies that we believe are leading and benefiting from five innovation platforms: artificial intelligence (AI), energy storage, robotics, DNA sequencing, and blockchain technology. These platforms involve 14 technologies including gene therapies, 3D printing, cloud computing, big data analytics, and cryptocurrencies. According to our estimates, the five innovation platforms and 14 technologies should generate more than $75 trillion in business value and wealth creation over the next decade. Today, we believe these platforms account for less than $14 trillion in global equity market capitalization, giving investors an opportunity to capitalize on long term growth opportunities if they stay on the right side of change.
On the following pages, you will find information relating to your ARK ETF investment. If you have any questions, I encourage you to contact your financial advisor or ARK directly. You also can find additional information, including our daily portfolio holdings, on the ARK ETF website located at: www.ark-funds.com.
We appreciate the opportunity to help you meet your investment goals and thank you for investing with us to capture the pace of innovation.
Sincerely,
Catherine D. Wood
Chief Investment Officer and Chief Executive Officer
ARK Investment Management LLC

Shareholder Expense Examples
(Unaudited)
As a shareholder of an ARK ETF (each, a “Fund” and collectively, “Funds”) you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The examples below are based on an investment of  $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2020 through January 31, 2021).
Actual Expenses
The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
ARK Genomic Revolution ETF
Actual	$1,000.00	$1,915.16	0.75%	$5.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Autonomous Technology & Robotics ETF
Actual	$1,000.00	$1,669.80	0.75%	$5.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Innovation ETF
Actual	$1,000.00	$1,737.69	0.75%	$5.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Next Generation Internet ETF
Actual	$1,000.00	$1,616.44	0.75%	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Fintech Innovation ETF
Actual	$1,000.00	$1,445.26	0.75%	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
The 3D Printing ETF
Actual	$1,000.00	$1,779.02	0.66%	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.66%	$3.36
The ARK Israel Innovative Technology ETF
Actual	$1,000.00	$1,301.43	0.49%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50

(a)
Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (the number of days in the period, then divided by 365).

Sector Diversification (as a percentage of total investments)
January 31, 2021

ARK Genomic Revolution ETF (ARKG)

■	Health Care	96.3%
■	Information Technology	2.1
■	Communication Services	1.4
■	Money Market Fund	0.2
		100.0
ARK Autonomous Technology
& Robotics ETF (ARKQ)

■	Information Technology	34.2%
■	Industrials	27.7
■	Consumer Discretionary	24.3
■	Communication Services	12.1
■	Health Care	1.3
■	Money Market Fund	0.4
		100.0
ARK Innovation ETF (ARKK)

■	Health Care	31.2%
■	Information Technology	28.2
■	Communication Services	22.7
■	Consumer Discretionary	9.6
■	Industrials	3.4
■	Financials	3.3
■	Real Estate	1.4
■	Money Market Fund	0.2
		100.0
ARK Next Generation
Internet ETF (ARKW)

■	Information Technology	41.0%
■	Communication Services	27.5
■	Consumer Discretionary	20.4
■	Financials	5.9
■	Health Care	5.1
■	Money Market Fund	0.1
		100.0
ARK Fintech Innovation ETF (ARKF)

■	Information Technology	39.3%
■	Communication Services	23.1
■	Financials	16.7
■	Consumer Discretionary	15.3
■	Real Estate	2.6
■	Health Care	1.6
■	Industrials	0.7
■	Money Market Fund	0.7
		100.0
The 3D Printing ETF (PRNT)

■	Information Technology	59.8%
■	Industrials	29.0
■	Health Care	7.6
■	Materials	2.4
■	Consumer Discretionary	0.9
■	Money Market Fund	0.2
■	Consumer Staples	0.1
		100.0

Sector Diversification (as a percentage of total investments) (concluded)
January 31, 2021
The ARK Israel Innovative
Technology ETF (IZRL)

■	Information Technology	45.7%
■	Health Care	27.8
■	Industrials	13.2
■	Communication Services	7.0
■	Consumer Discretionary	5.0
■	Money Market Fund	1.3
		100.0

Schedule of Investments
ARK Genomic Revolution ETF
January 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 100.0%
Biotechnology – 51.4%
AquaBounty Technologies, Inc.*†	8,521,917	$84,963,513
Arcturus Therapeutics Holdings, Inc.*†	3,890,819	281,928,745
Beam Therapeutics, Inc.*	1,751,601	168,906,884
CareDx, Inc.*†	5,166,300	394,860,309
Cellectis SA (France)*†(a)	5,968,071	163,167,061
CRISPR Therapeutics AG (Switzerland)*	2,281,131	377,983,407
Editas Medicine, Inc.*	1,791,580	109,913,433
Evogene Ltd. (Israel)*†	4,531,476	27,732,633
Exact Sciences Corp.*	3,112,063	426,850,561
Fate Therapeutics, Inc.*	3,690,376	334,458,777
Incyte Corp.*	2,922,456	262,290,426
Intellia Therapeutics, Inc.*	2,154,218	134,897,131
Invitae Corp.*	6,110,571	302,595,476
Ionis Pharmaceuticals, Inc.*	3,679,390	221,020,957
Iovance Biotherapeutics, Inc.*†	7,485,025	328,143,496
Organovo Holdings, Inc.*†	369,959	4,731,776
Pluristem Therapeutics, Inc.*†	3,792,719	26,530,069
Regeneron Pharmaceuticals, Inc.*	813,086	409,665,250
Repare Therapeutics, Inc. (Canada)*	1,127,271	41,833,027
Sarepta Therapeutics, Inc.*	1,624,160	145,199,904
Seres Therapeutics, Inc.*	3,512,754	83,427,908
Surface Oncology, Inc.*†	3,498,560	38,694,074
Syros Pharmaceuticals, Inc.*†	3,123,648	34,188,327
Twist Bioscience Corp.*†	3,652,580	600,995,513
Veracyte, Inc.*	2,129,720	120,755,124
Vertex Pharmaceuticals, Inc.*	1,608,874	368,560,856
Total Biotechnology		5,494,294,637
Electronic Equipment, Instruments & Components – 0.3%
908 Devices, Inc.*	557,746	30,737,382
Health Care Equipment & Supplies – 0.5%
Cerus Corp.*	8,062,127	53,129,417
Health Care Providers & Services – 2.7%
1Life Healthcare, Inc.*	264,900	13,403,940
Castle Biosciences, Inc.*†	2,539,636	169,723,874
Guardant Health, Inc.*	687,590	106,920,245
Total Health Care Providers & Services		290,048,059
Health Care Technology – 14.0%
Accolade, Inc.*†	4,096,075	207,630,042
Hims & Hers Health, Inc.*	460,074	8,736,805
Phreesia, Inc.*	1,674,251	109,311,848
Schrodinger, Inc.*	1,775,133	160,347,764
Teladoc Health, Inc.*	3,238,661	854,455,931
Veeva Systems, Inc., Class A*	592,422	163,769,138
Total Health Care Technology		1,504,251,528
Interactive Media & Services – 1.4%
Alphabet, Inc., Class A*	80,261	146,665,741
Life Sciences Tools & Services – 16.4%
10X Genomics, Inc., Class A*	994,467	170,203,027
Adaptive Biotechnologies Corp.*	1,965,722	109,038,599
Investments	Shares	Value
Berkeley Lights, Inc.*	2,312,955	$166,532,760
Codexis, Inc.*†	5,410,224	126,004,117
Compugen Ltd. (Israel)*†	5,656,557	68,783,733
Longview Acquisition Corp., Class A*	1,918,840	35,402,598
NanoString Technologies, Inc.*	1,296,854	90,818,686
Pacific Biosciences of California, Inc.*†	17,896,561	578,953,748
Personalis, Inc.*†	6,663,749	256,354,424
Thermo Fisher Scientific, Inc.	308,910	157,451,427
Total Life Sciences Tools & Services		1,759,543,119
Pharmaceuticals – 11.4%
Bristol-Myers Squibb Co.	2,670,744	164,063,804
Novartis AG (Switzerland)(a)	3,610,825	326,671,338
Roche Holding AG (Switzerland)(a)	9,072,709	393,846,298
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	19,107,245	336,860,729
Total Pharmaceuticals		1,221,442,169
Technology Hardware, Storage & Peripherals – 1.9%
Pure Storage, Inc., Class A*	8,611,880	199,192,784
Total Common Stocks (Cost $8,302,974,586)		10,699,304,836
MONEY MARKET FUND – 0.2%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 0.03%(b) (Cost $18,690,831)	18,690,831	18,690,831
Total Investments – 100.2% (Cost $8,321,665,417)		10,717,995,667
Liabilities in Excess of Other Assets – (0.2)%		(18,763,054)
Net Assets – 100.0%		$10,699,232,613

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Genomic Revolution ETF
January 31, 2021 (Unaudited)
Affiliated Issuer Transactions
A summary of the Fund’s transactions with affiliated issuers during the period ended January 31, 2021 is as follows:
Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Common Stocks – 31.7%
Biotechnology – 18.6%
AquaBounty Technologies, Inc.
4,007,184	42,301,155	(1,635,908)	1,171,264	39,119,818	—	—	8,521,917	84,963,513
Arcturus Therapeutics Holdings, Inc.
102,661,199	189,641,949	(83,674,907)	14,090,620	59,209,884	—	—	3,890,819	281,928,745
CareDx, Inc.
56,180,009	265,291,242	(21,365,625)	4,568,327	90,186,356	—	—	5,166,300	394,860,309
Cellectis SA
44,530,240	72,408,162	(4,295,337)	2,234,076	48,289,920	—	—	5,968,071	163,167,061
Evogene Ltd.
471,804	7,367,652	(744,858)	526,564	20,111,471	—	—	4,531,476	27,732,633
Iovance Biotherapeutics, Inc.
57,865,957	254,948,885	(11,117,823)	4,924,414	21,522,063	—	—	7,485,025	328,143,496
Organovo Holdings, Inc.
5,023,413	45,473	(152,099)	54,881	(239,892)	—	—	369,959	4,731,776
Pluristem Therapeutics, Inc.
13,398,579	21,525,386	(858,787)	466,983	(8,002,092)	—	—	3,792,719	26,530,069
Surface Oncology, Inc.
–	32,503,060	(582,742)	241,640	6,532,116	—	—	3,498,560	38,694,074
Syros Pharmaceuticals, Inc.
31,650,621	7,286,853	(6,787,703)	(2,188,952)	4,227,508	—	—	3,123,648	34,188,327
Twist Bioscience Corp.
65,138,038	414,619,349	(80,343,204)	6,576,076	195,005,254	—	—	3,652,580	600,995,513
Health Care Providers & Services – 1.6% Castle Biosciences, Inc.
21,460,870	148,547,337	(19,047,978)	2,586,390	16,177,255	—	—	2,539,636	169,723,874
Health Care Technology – 1.9% Accolade, Inc.
8,343,860	189,030,986	(3,271,250)	1,118,811	12,407,635	—	—	4,096,075	207,630,042
Life Sciences Tools & Services – 9.6% Codexis, Inc.
13,842,945	88,914,287	(2,109,459)	917,861	24,438,483	—	—	5,410,224	126,004,117
Compugen Ltd.
81,843,425	19,096,166	(16,657,862)	844,585	(16,342,581)	—	—	5,656,557	68,783,733
Pacific Biosciences of California, Inc.
35,920,859	134,431,321	(80,629,290)	39,677,136	449,553,722	—	—	17,896,561	578,953,748
Personalis, Inc.
42,136,152	138,148,204	(9,449,360)	4,510,662	81,008,766	—	—	6,663,749	256,354,424
$584,475,155	$2,026,107,467	$(342,724,192)	$82,321,338	$1,043,205,686	$—	$—	92,263,876	$3,393,385,454

†
Affiliated security

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2021.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Genomic Revolution ETF
January 31, 2021 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2021, based upon the three levels defined above:
ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$10,699,304,836	$—	$—	$10,699,304,836
Money Market Fund	18,690,831	—	—	18,690,831
Total	$10,717,995,667	$—	$—	$10,717,995,667

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Autonomous Technology & Robotics ETF
January 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.7%
Aerospace & Defense – 12.1%
AeroVironment, Inc.*	560,780	$64,360,721
Elbit Systems Ltd. (Israel)	213,187	28,880,443
Kratos Defense & Security Solutions, Inc.*	3,708,972	98,436,117
Lockheed Martin Corp.	120,814	38,880,361
Teledyne Technologies, Inc.*	111,643	39,857,667
Virgin Galactic Holdings, Inc.*	1,773,552	78,550,618
Total Aerospace & Defense		348,965,927
Auto Components – 3.8%
Magna International, Inc. (Canada)	588,476	41,340,439
Workhorse Group, Inc.*	1,989,989	68,296,422
Total Auto Components		109,636,861
Automobiles – 15.4%
BYD Co. Ltd. (China)(a)	1,279,197	77,493,754
Niu Technologies (China)*(a)	1,313,597	57,443,597
Tesla, Inc.*	386,853	306,979,461
Total Automobiles		441,916,812
Biotechnology – 0.1%
Organovo Holdings, Inc.*	197,165	2,521,740
Diversified Telecommunication – 3.0%
Iridium Communications, Inc.*	1,729,339	85,204,533
Electrical Equipment – 1.1%
Rockwell Automation, Inc.	132,364	32,896,425
Electronic Equipment, Instruments & Components – 5.8%
FLIR Systems, Inc.	827,654	43,079,391
Trimble, Inc.*	1,899,523	125,197,561
Total Electronic Equipment, Instruments & Components		168,276,952
Health Care Equipment & Supplies – 1.2%
Intuitive Surgical, Inc.*	47,549	35,549,534
Industrial Conglomerates – 1.4%
Honeywell International, Inc.	55,452	10,833,657
Raven Industries, Inc.	871,701	28,129,792
Total Industrial Conglomerates		38,963,449
Interactive Media & Services – 9.1%
Alphabet, Inc., Class C*	54,673	100,365,413
Baidu, Inc. (China)*(a)	531,998	125,030,170
Tencent Holdings Ltd. (China)(a)	413,457	36,925,845
Total Interactive Media & Services		262,321,428
Internet & Direct Marketing Retail – 5.2%
Amazon.com, Inc.*	9,271	29,724,680
JD.com, Inc. (China)*(a)	1,357,613	120,406,697
Total Internet & Direct Marketing Retail		150,131,377
Machinery – 12.7%
Caterpillar, Inc.	393,363	71,922,491
Deere & Co.	427,567	123,481,350
ExOne Co. (The)*†	997,483	27,670,179
Komatsu Ltd. (Japan)(a)	2,695,326	74,364,044
PACCAR, Inc.	155,165	14,154,151
Proto Labs, Inc.*	258,782	54,810,028
Total Machinery		366,402,243
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 11.0%
NVIDIA Corp.	85,899	$44,632,262
NXP Semiconductors NV (Netherlands)	524,009	84,087,724
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	779,434	94,716,820
Teradyne, Inc.	534,377	60,641,102
Xilinx, Inc.	242,846	31,708,402
Total Semiconductors & Semiconductor Equipment		315,786,310
Software – 10.8%
2U, Inc.*	1,201,373	49,136,156
ANSYS, Inc.*	94,410	33,456,072
Autodesk, Inc.*	81,960	22,738,163
Materialise NV (Belgium)*(a)	2,234,010	145,858,513
Splunk, Inc.*	979	161,564
Synopsys, Inc.*	236,917	60,520,447
Total Software		311,870,915
Technology Hardware, Storage & Peripherals – 6.6%
Apple, Inc.	219,102	28,912,700
Nano Dimension Ltd. (Israel)*(a)	7,063,981	97,059,099
Stratasys Ltd.*	1,544,348	64,105,885
Total Technology Hardware, Storage & Peripherals		190,077,684
Transportation Infrastructure – 0.4%
Experience Investment Corp., Class A*	766,983	11,312,999
Total Common Stocks (Cost $2,235,065,425)		2,871,835,189
MONEY MARKET FUND – 0.4%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 0.03%(b) (Cost $10,383,761)	10,383,761	10,383,761
Total Investments – 100.1% (Cost $2,245,449,186)		2,882,218,950
Liabilities in Excess of Other Assets – (0.1)%		(4,301,285)
Net Assets – 100.0%		$2,877,917,665

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Autonomous Technology & Robotics ETF
January 31, 2021 (Unaudited)
Affiliated Issuer Transactions
A summary of the Fund’s transactions with affiliated issuers during the period ended January 31, 2021 is as follows:
Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Common Stock – 0.9%
Machinery – 0.9% ExOne (The) Co.
$7,142,895	$2,428,561	$(366,937)	$165,974	$18,299,686	$—	$—	997,483	$27,670,179

†
Affiliated security

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2021.

Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2021, based upon the three levels defined above:
ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,871,835,189	$—	$—	$2,871,835,189
Money Market Fund	10,383,761	—	—	10,383,761
Total	$2,882,218,950	$—	$—	$2,882,218,950

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Innovation ETF
January 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.9%
Automobiles – 9.6%
Tesla, Inc.*	2,726,469	$2,163,534,945
Biotechnology – 21.5%
Beam Therapeutics, Inc.*	240,208	23,163,257
CRISPR Therapeutics AG (Switzerland)*†	6,030,285	999,218,224
Editas Medicine, Inc.*†	6,611,519	405,616,691
Exact Sciences Corp.*	3,370,469	462,293,528
Fate Therapeutics, Inc.*	540,406	48,976,996
Intellia Therapeutics, Inc.*†	6,413,936	401,640,672
Invitae Corp.*†	17,340,761	858,714,485
Iovance Biotherapeutics, Inc.*†	9,996,521	438,247,481
Organovo Holdings, Inc.*†	500,416	6,400,321
Regeneron Pharmaceuticals, Inc.*	457,226	230,368,748
Seres Therapeutics, Inc.*†	7,984,585	189,633,894
Syros Pharmaceuticals, Inc.*†	5,022,895	54,975,586
Twist Bioscience Corp.*†	2,888,651	475,298,635
Veracyte, Inc.*†	4,809,293	272,686,913
Total Biotechnology		4,867,235,431
Capital Markets – 1.5%
Intercontinental Exchange, Inc.	3,006,628	331,781,400
Consumer Finance – 1.8%
LendingTree, Inc.*†	1,216,100	395,864,872
Diversified Telecommunication – 1.2%
Iridium Communications, Inc.*	5,472,714	269,640,619
Entertainment – 12.7%
HUYA, Inc. (China)*†(a)	6,833,849	176,928,351
Nintendo Co. Ltd. (Japan)(a)	4,003,107	289,304,543
Roku, Inc.*	3,901,096	1,517,643,377
Sea Ltd. (Taiwan)*(a)	1,249,461	270,770,693
Spotify Technology SA*	1,974,300	621,904,500
Total Entertainment		2,876,551,464
Health Care Equipment & Supplies – 0.6%
Cerus Corp.*†	18,936,575	124,792,029
Health Care Technology – 5.3%
Teladoc Health, Inc.*	4,495,919	1,186,158,310
Interactive Media & Services – 8.8%
Baidu, Inc. (China)*(a)	2,717,183	638,592,349
Pinterest, Inc., Class A*	2,863,301	196,164,751
Tencent Holdings Ltd. (China)(a)	5,899,546	526,888,453
Zillow Group, Inc., Class C*	4,780,089	623,610,411
Total Interactive Media & Services		1,985,255,964
IT Services – 11.0%
PayPal Holdings, Inc.*	2,036,638	477,204,650
Shopify, Inc., Class A (Canada)*	448,267	492,461,643
Square, Inc., Class A*	4,854,798	1,048,442,176
Twilio, Inc., Class A*	1,325,321	476,360,127
Total IT Services		2,494,468,596
Life Sciences Tools & Services – 3.1%
10X Genomics, Inc., Class A*	1,430,701	244,864,476
Compugen Ltd. (Israel)*†	9,962,980	121,149,837
Investments	Shares	Value
NanoString Technologies, Inc.*	1,647,464	$115,371,904
Pacific Biosciences of California, Inc.*	7,208,976	233,210,374
Total Life Sciences Tools & Services		714,596,591
Machinery – 3.4%
PACCAR, Inc.	1,318,206	120,246,751
Proto Labs, Inc.*†	3,088,854	654,219,277
Total Machinery		774,466,028
Pharmaceuticals – 0.7%
Novartis AG (Switzerland)(a)	1,842,006	166,646,283
Real Estate Management & Development – 1.4%
KE Holdings, Inc. (China)*(a)	5,388,537	318,462,537
Semiconductors & Semiconductor Equipment – 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	3,433,557	417,245,847
Software – 11.9%
2U, Inc.*†	8,001,808	327,273,947
DocuSign, Inc.*	1,884,486	438,877,944
Materialise NV (Belgium)*†(a)	5,967,005	389,585,756
PagerDuty, Inc.*†	7,502,431	365,593,463
Splunk, Inc.*	1,187,753	196,014,878
Synopsys, Inc.*	855,042	218,420,479
Unity Software, Inc.*	1,808,214	270,906,621
Zoom Video Communications, Inc., Class A*	1,269,837	472,468,253
Total Software		2,679,141,341
Technology Hardware, Storage & Peripherals – 3.5%
Pure Storage, Inc., Class A*†	22,107,524	511,347,030
Stratasys Ltd.*†	7,002,944	290,692,205
Total Technology Hardware, Storage & Peripherals		802,039,235
Total Common Stocks (Cost $14,842,343,611)		22,567,881,492
MONEY MARKET FUND – 0.2%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 0.03%(b) (Cost $53,734,401)	53,734,401	53,734,401
Total Investments – 100.1% (Cost $14,896,078,012)		22,621,615,893
Liabilities in Excess of Other Assets – (0.1)%		(12,579,085)
Net Assets – 100.0%		$22,609,036,808

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Innovation ETF
January 31, 2021 (Unaudited)
Affiliated Issuer Transactions
A summary of the Fund’s transactions with affiliated issuers during the period ended January 31, 2021 is as follows:
Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Common Stocks – 33.0%
Biotechnology – 18.1%
CRISPR Therapeutics AG
349,654,719	264,962,659	(110,999,687)	43,732,671	451,867,862	—	—	6,030,285	999,218,224
Editas Medicine, Inc.
167,727,632	53,413,124	(46,613,811)	26,020,113	205,069,633	—	—	6,611,519	405,616,691
Intellia Therapeutics, Inc.
124,058,583	—	(25,149,359)	13,215,958	289,515,490	—	—	6,413,936	401,640,672
Invitae Corp.
436,592,122	124,412,348	(54,712,137)	26,335,905	326,086,247	—	—	17,340,761	858,714,485
Iovance Biotherapeutics, Inc.
111,737,202	266,816,498	(18,630,235)	3,009,915	75,314,101	—	—	9,996,521	438,247,481
Organovo Holdings, Inc.
11,151,324	50,717	(4,956,311)	(5,583,577)	5,738,168	—	—	500,416	6,400,321
Seres Therapeutics, Inc.
31,255,090	80,085,762	(90,239,397)	17,240,797	151,291,642	—	—	7,984,585	189,633,894
Syros Pharmaceuticals, Inc.
52,386,859	14,833,590	(12,209,121)	(7,820,936)	7,785,194	—	—	5,022,895	54,975,586
Twist Bioscience Corp.
57,775,335	227,444,403	(8,174,787)	5,732,663	192,521,021	—	—	2,888,651	475,298,635
Veracyte, Inc.
111,568,341	80,952,028	(14,394,004)	4,605,786	89,954,762	—	—	4,809,293	272,686,913
Consumer Finance – 1.8% LendingTree, Inc.
224,789,652	187,805,535	(19,301,406)	4,672,585	(2,101,494)	—	—	1,216,100	395,864,872
Entertainment – 0.8% HUYA, Inc.
71,876,179	91,855,010	(4,335,597)	570,258	16,962,501	—	—	6,833,849	176,928,351
Health Care Equipment & Supplies – 0.6%
Cerus Corp.
110,213,187	28,115,213	(4,888,702)	1,952,327	(10,599,996)	—	—	18,936,575	124,792,029
Life Sciences Tools & Services – 0.5%
Compugen Ltd.
142,266,832	41,789,751	(33,634,524)	(1,696,015)	(27,576,207)	—	—	9,962,980	121,149,837
Machinery – 2.9%
Proto Labs, Inc.
218,068,251	205,119,051	(38,892,008)	15,972,196	253,951,787	—	—	3,088,854	654,219,277
Software – 4.8%
2U, Inc.
288,737,750	93,515,724	(21,316,549)	7,830,645	(41,493,623)	—	—	8,001,808	327,273,947
Materialise NV
90,286,259	96,087,426	(20,515,918)	6,773,152	216,954,837	—	—	5,967,005	389,585,756
PagerDuty, Inc.
107,564,804	115,205,692	(8,415,001)	4,768,593	146,469,375	—	—	7,502,431	365,593,463
Technology Hardware, Storage & Peripherals – 3.5%
Pure Storage, Inc.
145,380,257	263,702,845	(11,964,502)	5,181,773	109,046,657	—	—	22,107,524	511,347,030
Stratasys Ltd.
114,094,825	—	(10,592,498)	(1,889,286)	189,079,164	—	—	7,002,944	290,692,205
$2,967,185,203	$2,236,167,376	$(559,935,554)	$170,625,523	$2,645,837,121	$—	$—	158,218,932	$7,459,879,669

†
Affiliated security

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2021.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Innovation ETF
January 31, 2021 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2021, based upon the three levels defined above:
ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$22,567,881,492	$—	$—	$22,567,881,492
Money Market Fund	53,734,401	—	—	53,734,401
Total	$22,621,615,893	$—	$—	$22,621,615,893

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Next Generation Internet ETF
January 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 96.1%
Automobiles – 9.5%
Tesla, Inc.*	789,200	$626,253,876
Banks – 0.7%
Silvergate Capital Corp., Class A*	511,100	47,562,966
Biotechnology – 1.4%
Veracyte, Inc.*	1,645,791	93,316,350
Capital Markets – 2.1%
Intercontinental Exchange, Inc.	1,234,893	136,270,442
Consumer Finance – 2.6%
LendingClub Corp.*†	4,605,038	49,964,662
LendingTree, Inc.*	354,957	115,545,603
Total Consumer Finance		165,510,265
Entertainment – 15.1%
HUYA, Inc. (China)*†(a)	4,710,087	121,944,153
Netflix, Inc.*	315,484	167,960,527
Nintendo Co. Ltd. (Japan)(a)	996,528	72,019,079
Roku, Inc.*	692,941	269,574,837
Sea Ltd. (Taiwan)*(a)	642,486	139,233,141
Skillz, Inc.*	1,244,446	34,371,598
Spotify Technology SA*	608,580	191,702,700
Total Entertainment		996,806,035
Health Care Technology – 4.3%
Teladoc Health, Inc.*	1,074,617	283,516,203
Interactive Media & Services – 13.2%
Baidu, Inc. (China)*(a)	431,584	101,430,872
Facebook, Inc., Class A*	527,935	136,381,448
Pinterest, Inc., Class A*	1,581,631	108,357,540
Snap, Inc., Class A*	1,820,598	96,382,458
Tencent Holdings Ltd. (China)(a)	2,652,812	236,922,640
Twitter, Inc.*	1,427,751	72,144,258
Zillow Group, Inc., Class C*	901,545	117,615,561
Total Interactive Media & Services		869,234,777
Internet & Direct Marketing Retail – 3.4%
Alibaba Group Holding Ltd. (China)*(a)	328,148	83,293,807
JD.com, Inc. (China)*(a)	763,608	67,724,393
MercadoLibre, Inc. (Argentina)*	41,147	73,221,498
Total Internet & Direct Marketing Retail		224,239,698
IT Services – 13.9%
Adyen NV (Netherlands)*(a)	1,585,845	66,399,330
Fastly, Inc., Class A*	1,455,603	159,170,188
Okta, Inc.*	210,535	54,530,670
PayPal Holdings, Inc.*	561,632	131,595,994
Shopify, Inc., Class A (Canada)*	106,875	117,411,806
Snowflake, Inc., Class A*	98	26,700
Square, Inc., Class A*	1,187,264	256,401,534
Twilio, Inc., Class A*	353,999	127,237,861
Total IT Services		912,774,083
Leisure Products – 1.1%
Peloton Interactive, Inc., Class A*	507,990	74,232,579
Real Estate Management & Development – 2.9%
KE Holdings, Inc. (China)*(a)	1,469,948	86,873,926
Investments	Shares	Value
Opendoor Technologies, Inc.*	4,044,515	$105,642,732
Total Real Estate Management & Development		192,516,658
Semiconductors & Semiconductor Equipment – 2.7%
NVIDIA Corp.	176,603	91,761,153
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	694,103	84,347,396
Total Semiconductors & Semiconductor Equipment		176,108,549
Software – 19.0%
2U, Inc.*	1,882,940	77,012,246
Adobe, Inc.*	153,244	70,303,750
Agora, Inc. (China)*(a)	2,466,647	139,340,889
Atlassian Corp. PLC, Class A*	252,581	58,379,047
Cloudflare, Inc., Class A*	834,697	63,987,872
Crowdstrike Holdings, Inc., Class A*	295,915	63,858,457
DocuSign, Inc.*	460,651	107,281,011
HubSpot, Inc.*	164,941	61,391,040
PagerDuty, Inc.*	2,226,551	108,499,830
Palantir Technologies, Inc., Class A*	2,043,525	71,891,210
salesforce.com, Inc.*	348,732	78,659,990
Splunk, Inc.*	1,902	313,887
Synopsys, Inc.*	258,114	65,935,221
Trade Desk, Inc. (The), Class A*	93,900	71,926,461
Unity Software, Inc.*	554,324	83,048,822
Zoom Video Communications, Inc., Class A*	350,829	130,532,946
Total Software		1,252,362,679
Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	486,813	64,239,844
Nano Dimension Ltd. (Israel)*(a)	4,168,001	57,268,334
Pure Storage, Inc., Class A*	6,536,496	151,189,152
Total Technology Hardware, Storage & Peripherals		272,697,330
Total Common Stocks (Cost $4,557,518,620)		6,323,402,490
UNIT TRUST – 3.8%
Financials – 3.8% Grayscale Bitcoin Trust BTC* (Cost $120,333,584)	7,058,282	244,851,802
MONEY MARKET FUND – 0.3%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 0.03%(b) (Cost $23,018,508)	23,018,508	23,018,508
Total Investments – 100.2% (Cost $4,700,870,712)		6,591,272,800
Liabilities in Excess of Other Assets – (0.2)%		(11,546,046)
Net Assets – 100.0%		$6,579,726,754

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Next Generation Internet ETF
January 31, 2021 (Unaudited)
Affiliated Issuer Transactions
A summary of the Fund’s transactions with affiliated issuers during the period ended January 31, 2021 is as follows:
Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Common Stocks – 2.6%
Consumer Finance – 0.8%
LendingClub Corp.
16,678,229	12,828,721	(5,019,274)	(7,973,846)	33,450,832	—	—	4,605,038	49,964,662
Entertainment – 1.8%
HUYA, Inc.
56,125,769	64,892,115	(12,035,382)	2,377,717	10,583,934	—	—	4,710,087	121,944,153
$72,803,998	$77,720,836	$(17,054,656)	$(5,596,129)	$44,034,766	$—	$—	9,315,125	$171,908,815

*
Non-income producing security

†
Affiliated security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2021.

Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2021, based upon the three levels defined above:
ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$6,323,402,490	$—	$—	$6,323,402,490
Unit Trust‡	244,851,802	—	—	244,851,802
Money Market Fund	23,018,508	—	—	23,018,508
Total	$6,591,272,800	$—	$—	$6,591,272,800

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Fintech Innovation ETF
January 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.3%
Banks – 5.1%
HDFC Bank Ltd. (India)*(a)	361,027	$26,030,046
Silvergate Capital Corp., Class A*	816,799	76,011,315
TCS Group Holding PLC, Class Reg S (Russia)(b)	888,675	36,657,844
Total Banks		138,699,205
Capital Markets – 5.5%
Charles Schwab Corp. (The)	630,763	32,509,525
Interactive Brokers Group, Inc., Class A	6	367
Intercontinental Exchange, Inc.	968,491	106,872,982
MarketAxess Holdings, Inc.	21,885	11,834,533
Total Capital Markets		151,217,407
Consumer Finance – 2.9%
Kaspi.KZ JSC (Kazakhstan)*(b)	54,327	3,422,601
LendingClub Corp.*	1,879,598	20,393,638
LendingTree, Inc.*	172,402	56,120,299
Total Consumer Finance		79,936,538
Entertainment – 3.8%
Sea Ltd. (Taiwan)*(a)	473,047	102,514,015
Health Care Technology – 1.6%
Teladoc Health, Inc.*	161,424	42,588,494
Insurance – 3.2%
Discovery Ltd. (South Africa)	3,007,060	25,571,442
ZhongAn Online P&C Insurance Co. Ltd., Class H (China)*(c)	10,225,245	63,040,236
Total Insurance		88,611,678
Interactive Media & Services – 19.3%
Facebook, Inc., Class A*	192,222	49,656,709
Pinterest, Inc., Class A*	1,505,015	103,108,578
Snap, Inc., Class A*	1,246,308	65,979,546
Tencent Holdings Ltd. (China)(a)	1,507,685	134,651,347
Z Holdings Corp. (Japan)	9,527,230	59,158,054
Zillow Group, Inc., Class C*	876,381	114,332,665
Total Interactive Media & Services		526,886,899
Internet & Direct Marketing Retail – 15.3%
Alibaba Group Holding Ltd. (China)*(a)	328,731	83,441,790
Amazon.com, Inc.*	21,026	67,413,561
JD.com, Inc. (China)*(a)	444,922	39,460,132
Meituan, Class B (China)*	1,685,886	77,366,039
MercadoLibre, Inc. (Argentina)*	61,382	109,229,883
Pinduoduo, Inc. (China)*(a)	239,620	39,707,430
Total Internet & Direct Marketing Retail		416,618,835
IT Services – 24.0%
Adyen NV (Netherlands)*(c)	41,834	87,294,835
BASE, Inc. (Japan)*	295,000	30,219,581
Investments	Shares	Value
PayPal Holdings, Inc.*	414,747	$97,179,369
Shopify, Inc., Class A (Canada)*	46,888	51,510,688
Square, Inc., Class A*	1,143,928	247,042,691
Twilio, Inc., Class A*	194,981	70,082,021
Yeahka Ltd. (China)*	6,771,200	69,124,623
Total IT Services		652,453,808
Professional Services – 0.7%
Verisk Analytics, Inc.	100,520	18,445,420
Real Estate Management & Development – 2.6%
KE Holdings, Inc. (China)*(a)	447,770	26,463,207
Opendoor Technologies, Inc.*	1,758,100	45,921,572
Total Real Estate Management & Development		72,384,779
Semiconductors & Semiconductor Equipment – 2.5%
NVIDIA Corp.	52,300	27,174,557
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	328,265	39,890,763
Total Semiconductors & Semiconductor Equipment		67,065,320
Software – 10.6%
DocuSign, Inc.*	264,241	61,539,086
Guidewire Software, Inc.*	282,854	32,454,668
Intuit, Inc.	115,924	41,875,227
Lightspeed POS, Inc. (Canada)*	852,196	55,400,237
Splunk, Inc.*	289,596	47,792,028
Workday, Inc., Class A*	215,868	49,116,446
Total Software		288,177,692
Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	445,801	58,827,900
Total Common Stocks (Cost $2,263,132,101)		2,704,427,990
MONEY MARKET FUND – 0.7%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 0.03%(d) (Cost $18,090,133)	18,090,133	18,090,133
Total Investments – 100.0% (Cost $2,281,222,234)		2,722,518,123
Liabilities in Excess of Other Assets – (0.0)%(e)		(771,569)
Net Assets – 100.0%		$2,721,746,554

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Global Depositary Receipt

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)
Rate shown represents annualized 7-day yield as of January 31, 2021.

(e)
Less than 0.05%

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Fintech Innovation ETF
January 31, 2021 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2021, based upon the three levels defined above:
ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,704,427,990	$—	$—	$2,704,427,990
Money Market Fund	18,090,133	—	—	18,090,133
Total	$2,722,518,123	$—	$—	$2,722,518,123

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
The 3D Printing ETF
January 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.7%
Aerospace & Defense – 1.7%
Aerojet Rocketdyne Holdings, Inc.*	48,537	$2,525,865
Hexcel Corp.	7,233	315,793
Moog, Inc., Class A	31,060	2,294,402
Total Aerospace & Defense		5,136,060
Air Freight & Logistics – 0.7%
United Parcel Service, Inc., Class B	15,065	2,335,075
Auto Components – 0.9%
Cie Generale des Etablissements Michelin SCA (France)	19,483	2,693,001
Chemicals – 0.7%
Arkema SA (France)	3,000	333,119
DuPont de Nemours, Inc.	4,300	341,635
Eastman Chemical Co.	3,279	322,489
Evonik Industries AG (Germany)	10,777	355,471
Koninklijke DSM NV (Netherlands)	2,004	350,201
Toray Industries, Inc. (Japan)	53,808	349,936
Total Chemicals		2,052,851
Commercial Services & Supplies – 0.1%
PyroGenesis Canada, Inc. (Canada)*	116,500	386,284
Electrical Equipment – 1.2%
AMETEK, Inc.	29,833	3,378,886
SGL Carbon SE (Germany)*	60,302	457,371
Total Electrical Equipment		3,836,257
Electronic Equipment, Instruments & Components – 10.6%
FARO Technologies, Inc.*	49,120	3,466,398
Hexagon AB, Class B (Sweden)	41,036	3,594,695
Renishaw PLC (United Kingdom)*	166,942	13,724,080
Trimble, Inc.*	181,084	11,935,247
Total Electronic Equipment, Instruments & Components		32,720,420
Health Care Equipment & Supplies – 7.6%
Align Technology, Inc.*	6,709	3,524,774
Medtronic PLC	21,144	2,353,962
NuVasive, Inc.*	42,905	2,305,715
Straumann Holding AG (Switzerland)	11,668	12,962,843
Stryker Corp.	10,225	2,259,827
Total Health Care Equipment & Supplies		23,407,121
Industrial Conglomerates – 1.8%
3M Co.	2,039	358,171
General Electric Co.	225,121	2,404,292
Siemens AG (Germany)	17,510	2,718,626
Total Industrial Conglomerates		5,481,089
Machinery – 22.7%
Desktop Metal, Inc., Class A*	547,686	12,580,347
ExOne Co. (The)*	868,511	24,092,495
Lincoln Electric Holdings, Inc.	21,198	2,427,171
OC Oerlikon Corp. AG (Switzerland)	247,106	2,548,042
Proto Labs, Inc.*	72,580	15,372,444
Sandvik AB (Sweden)*	13,562	338,876
SLM Solutions Group AG (Germany)*	573,365	12,900,243
Total Machinery		70,259,618
Investments	Shares	Value
Metals & Mining – 1.7%
Allegheny Technologies, Inc.*	19,422	$330,368
Arconic Corp.*	84,203	2,121,916
Carpenter Technology Corp.	10,022	313,087
Kaiser Aluminum Corp.	24,772	2,147,733
voestalpine AG (Austria)	9,430	344,686
Total Metals & Mining		5,257,790
Professional Services – 0.8%
Bertrandt AG (Germany)	48,303	2,535,229
Semiconductors & Semiconductor Equipment – 0.8%
Ultra Clean Holdings, Inc.*	65,353	2,522,626
Software – 28.2%
Altair Engineering, Inc., Class A*	206,464	11,547,531
ANSYS, Inc.*	34,116	12,089,687
Autodesk, Inc.*	40,063	11,114,678
Dassault Systemes SE (France)	64,155	12,826,640
Materialise NV (Belgium)*(a)	190,571	12,442,381
Microsoft Corp.	58,428	13,552,959
PTC, Inc.*	102,268	13,592,440
Total Software		87,166,316
Technology Hardware, Storage & Peripherals – 20.2%
3D Systems Corp.*	489,228	17,387,163
Eastman Kodak Co.*	36,187	347,033
HP, Inc.	531,023	12,925,100
MGI Digital Graphic Technology (France)*	221,159	13,795,096
Stratasys Ltd.*	424,065	17,602,938
Xerox Holdings Corp.	15,206	319,782
Total Technology Hardware, Storage & Peripherals		62,377,112
Total Common Stocks (Cost $252,327,744)		308,166,849
PREFERRED STOCK – 0.1%
Household Products – 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $359,136)	3,263	338,564
MONEY MARKET FUND – 0.2%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 0.03%(b) (Cost $722,005)	722,005	722,005
Total Investments – 100.0% (Cost $253,408,885)		309,227,418
Liabilities in Excess of Other Assets – (0.0)%(c)		(82,255)
Net Assets – 100.0%		$309,145,163

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2021.

(c)
Less than 0.05%

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
The 3D Printing ETF
January 31, 2021 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2021, based upon the three levels defined above:
The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$308,166,849	$—	$—	$308,166,849
Preferred Stock‡	338,564	—	—	338,564
Money Market Fund	722,005	—	—	722,005
Total	$309,227,418	$—	$—	$309,227,418

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
The ARK Israel Innovative Technology ETF
January 31, 2021 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.2%
Aerospace & Defense – 4.9%
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)*	100,238	$2,175,245
Elbit Systems Ltd. (Israel)	22,876	3,183,656
RADA Electronic Industries Ltd. (Israel)*	309,482	3,144,337
Total Aerospace & Defense		8,503,238
Biotechnology – 10.3%
Ayala Pharmaceuticals, Inc. (Israel)*	96,775	1,267,753
Enlivex Therapeutics Ltd. (Israel)*	222,331	2,656,855
Evogene Ltd. (Israel)*	399,995	2,599,435
Gamida Cell Ltd. (Israel)*	366,461	2,957,340
Kamada Ltd. (Israel)*	423,567	2,811,956
Pluristem Therapeutics, Inc.*	345,902	2,419,584
UroGen Pharma Ltd.*	146,011	3,222,463
Total Biotechnology		17,935,386
Communications Equipment – 12.7%
AudioCodes Ltd. (Israel)	94,910	2,847,300
BATM Advanced Communications Ltd. (Israel)*	2,062,393	2,798,009
Ceragon Networks Ltd. (Israel)*	648,207	2,884,521
Gilat Satellite Networks Ltd. (Israel)	368,835	4,212,096
Ituran Location and Control Ltd. (Israel)	170,025	3,254,278
Radware Ltd. (Israel)*	110,480	3,132,108
Silicom Ltd. (Israel)*	69,400	3,066,092
Total Communications Equipment		22,194,404
Diversified Telecommunication – 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	2,928,853	3,015,593
Electrical Equipment – 1.5%
Augwind Energy Tech Storage Ltd. (Israel)*	92,074	2,659,807
Electronic Equipment, Instruments & Components – 1.5%
Arad Ltd. (Israel)	185,201	2,716,187
Health Care Equipment & Supplies – 9.3%
DarioHealth Corp.*	129,293	2,800,486
Inmode Ltd.*	54,526	3,209,400
Intercure Ltd. (Israel)*	2,325,938	4,037,411
Itamar Medical Ltd. (Israel)*	3,133,769	2,528,965
Nano-X Imaging Ltd. (Israel)*	48,018	3,638,804
Total Health Care Equipment & Supplies		16,215,066
Hotels, Restaurants & Leisure – 1.7%
Fattal Holdings 1998 Ltd. (Israel)*	30,484	3,004,072
Household Durables – 1.6%
Electra Consumer Products 1970 Ltd. (Israel)	74,480	2,896,413
Internet & Direct Marketing Retail – 1.6%
Fiverr International Ltd. (Israel)*	13,515	2,790,983
IT Services – 7.6%
E&M Computing Ltd. (Israel)	323,471	2,344,457
Malam – Team Ltd. (Israel)	7,571	2,034,688
Matrix IT Ltd. (Israel)	130,263	2,828,398
One Software Technologies Ltd. (Israel)	25,777	3,081,857
Wix.com Ltd. (Israel)*	12,036	2,973,494
Total IT Services		13,262,894
Life Sciences Tools & Services – 1.5%
Compugen Ltd. (Israel)*	214,935	2,613,610
Investments	Shares	Value
Machinery – 5.1%
Ham-Let Israel-Canada Ltd. (Israel)*	130,105	$2,417,665
Kornit Digital Ltd. (Israel)*	27,039	2,450,680
Plasson Industries Ltd. (Israel)	45,570	2,391,080
RoboGroup T.E.K Ltd. (Israel)*	731,233	1,619,791
Total Machinery		8,879,216
Media – 2.0%
Perion Network Ltd. (Israel)*	245,717	3,567,811
Pharmaceuticals – 7.0%
Biondvax Pharmaceuticals Ltd. (Israel)*(a)	9,720	44,226
PolyPid Ltd. (Israel)*	284,729	2,673,605
Redhill Biopharma Ltd. (Israel)*(a)	382,480	3,220,481
Taro Pharmaceutical Industries Ltd.*	41,982	3,137,735
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	262,505	3,092,309
Total Pharmaceuticals		12,168,356
Professional Services – 1.8%
Danel Adir Yeoshua Ltd. (Israel)	20,724	3,111,361
Semiconductors & Semiconductor Equipment – 6.6%
Camtek Ltd. (Israel)*	129,681	3,063,065
Nova Measuring Instruments Ltd. (Israel)*	40,399	2,812,982
SolarEdge Technologies, Inc.*	8,880	2,560,371
Tower Semiconductor Ltd. (Israel)*	108,509	3,034,997
Total Semiconductors & Semiconductor Equipment		11,471,415
Software – 13.4%
Allot Ltd. (Israel)*	218,171	2,816,588
Check Point Software Technologies Ltd. (Israel)*	24,044	3,071,381
CyberArk Software Ltd.*	19,974	3,200,833
Hilan Ltd. (Israel)	66,530	3,069,447
JFrog Ltd. (Israel)*	43,188	2,697,954
Magic Software Enterprises Ltd. (Israel)	155,915	2,592,450
Nice Ltd. (Israel)*(a)	11,324	2,958,735
Sapiens International Corp. NV (Israel)	90,708	2,962,523
Total Software		23,369,911
Technology Hardware, Storage & Peripherals – 4.1%
Nano Dimension Ltd. (Israel)*(a)	221,910	3,049,043
Stratasys Ltd.*	100,354	4,165,695
Total Technology Hardware, Storage & Peripherals		7,214,738
Wireless Telecommunication Services – 3.3%
Cellcom Israel Ltd. (Israel)*	658,917	2,745,027
Partner Communications Co. Ltd. (Israel)*	648,964	3,120,561
Total Wireless Telecommunication Services		5,865,588
Total Common Stocks (Cost $157,789,360)		173,456,049
MONEY MARKET FUND – 1.3%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 0.03%(b) (Cost $2,299,298)	2,299,298	2,299,298
Total Investments – 100.5% (Cost $160,088,658)		175,755,347
Liabilities in Excess of Other Assets – (0.5)%		(884,465)
Net Assets – 100.0%		$174,870,882

*
Non-income producing security

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded)
The ARK Israel Innovative Technology ETF
January 31, 2021 (Unaudited)
(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2021.

Country	Value	% of Net Assets
Israel	$148,739,482	85.1%
United States	27,015,865	15.4
Total Investments	175,755,347	100.5
Liabilities in Excess of Other Assets	(884,465)	(0.5)
Net Assets	$174,870,882	100.0%
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2021, based upon the three levels defined above:
The ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$173,456,049	$—	$—	$173,456,049
Money Market Fund	2,299,298	—	—	2,299,298
Total	$175,755,347	$—	$—	$175,755,347

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

January 31, 2021 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF
ASSETS:
Investments in non-affiliated securities at market value (Note 2)	$7,324,610,213	$2,854,548,771	$15,161,736,224	$6,419,363,985
Investments in affiliated securities at market value (Note 2)	3,393,385,454	27,670,179	7,459,879,669	171,908,815
Cash	—	3,750,898	4,551,685	—
Receivables:
Dividends and interest	1,016	532,782	1,437	203
Capital shares sold	—	13,424,725	—	71,659,392
Investment securities sold	47,020,714	1,490,124	175,487,026	22,780,121
Reclaims	844	9,177	—	—
Total Assets	10,765,018,241	2,901,426,656	22,801,656,041	6,685,712,516
LIABILITIES:
Due to custodian	—	—	—	534
Payables:
Capital shares purchased	35,953,051	—	—	—
Investment securities purchased	23,627,303	22,024,789	178,976,422	102,125,896
Management fees (Note 3)	6,205,274	1,484,202	13,642,811	3,859,332
Total Liabilities	65,785,628	23,508,991	192,619,233	105,985,762
NET ASSETS	$10,699,232,613	$2,877,917,665	$22,609,036,808	$6,579,726,754
NET ASSETS CONSIST OF:
Paid-in capital	$8,127,533,247	$2,206,922,668	$14,344,857,947	$4,402,830,384
Total distributable earnings	2,571,699,366	670,994,997	8,264,178,861	2,176,896,370
NET ASSETS	$10,699,232,613	$2,877,917,665	$22,609,036,808	$6,579,726,754
Shares outstanding	104,905,000	33,000,000	164,550,000	41,450,000
Net asset value, per share	$101.99	$87.21	$137.40	$158.74
Investments in non-affiliated securities at cost	$6,135,527,353	$2,236,037,612	$10,833,920,432	$4,570,486,260
Investments in affiliated securities at cost	$2,186,138,064	$9,411,574	$4,062,157,580	$130,384,452
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

January 31, 2021 (Unaudited)
	ARK Fintech Innovation ETF	The 3D Printing ETF	The ARK Israel Innovative Technology ETF
ASSETS:
Investments in non-affiliated securities at market value (Note 2)	$2,722,518,123	$309,227,418	$175,755,347
Cash	738,101	—	—
Receivables:
Dividends and interest	90	15,354	13
Capital shares sold	25,577,888	—	—
Investment securities sold	1,958,661	—	1,486,654
Reclaims	—	19,287	—
Total Assets	2,750,792,863	309,262,059	177,242,014
LIABILITIES:
Due to custodian	—	—	2,144
Due to custodian for foreign currency	3,301	940	10
Payables:
Investment securities purchased	27,558,292	—	2,322,145
Management fees (Note 3)	1,484,716	114,192	45,870
Other accrued expenses	—	1,764	963
Total Liabilities	29,046,309	116,896	2,371,132
NET ASSETS	$2,721,746,554	$309,145,163	$174,870,882
NET ASSETS CONSIST OF:
Paid-in capital	$2,265,096,452	$255,087,596	$156,366,104
Total distributable earnings	456,650,102	54,057,567	18,504,778
NET ASSETS	$2,721,746,554	$309,145,163	$174,870,882
Shares outstanding	52,250,001	7,800,001	5,375,001
Net asset value, per share	$52.09	$39.63	$32.53
Investments in non-affiliated securities at cost	$2,281,222,234	$253,408,885	$160,088,658
Foreign currency at cost	$—	$—	$—
See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended January 31, 2021 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$571,392	$1,832,292	$4,575,915	$1,347,436
Foreign withholding tax	(49,469)	(97,934)	(578,621)	(137,303)
Total Income	521,923	1,734,358	3,997,294	1,210,133
EXPENSES:
Management fees (Note 3)	16,291,740	4,070,477	46,815,146	13,628,029
Overdraft expense	2,607	178	1,393	80
Total Expenses	16,294,347	4,070,655	46,816,539	13,628,109
Net Investment Loss(1)	(15,772,424)	(2,336,297)	(42,819,245)	(12,417,976)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	95,248,539	38,399,095	492,110,381	272,408,460
Investments in affiliated securities	30,737,982	—	50,483,283	(8,541,231)
Foreign currency transactions	—	—	1,111	—
In-kind redemptions – non-affiliated securities	60,664,899	9,836,687	146,705,079	129,645,366
In-kind redemptions – affiliated securities	51,583,356	165,974	120,142,240	2,945,102
Net realized gain	238,234,776	48,401,756	809,442,094	396,457,697
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	950,213,455	526,373,712	3,134,903,156	1,331,916,198
Investments in affiliated securities	1,043,205,686	18,299,686	2,645,837,121	44,034,766
Change in unrealized appreciation	1,993,419,141	544,673,398	5,780,740,277	1,375,950,964
Net realized and unrealized gain on investments and foreign currency translation	2,231,653,917	593,075,154	6,590,182,371	1,772,408,661
Net Increase in Net Assets Resulting From Operations	$2,215,881,493	$590,738,857	$6,547,363,126	$1,759,990,685

(1)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Operations (concluded)

For the Period Ended January 31, 2021 (Unaudited)
	ARK Fintech Innovation ETF	The 3D Printing ETF	The ARK Israel Innovative Technology ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$882,582	$189,434	$375,114
Foreign withholding tax	(35,303)	(2,156)	(93,326)
Total Income	847,279	187,278	281,788
EXPENSES:
Management fees (Note 3)	4,309,333	295,972	136,378
Overdraft expense	7,342	1,687	131
Other expenses	—	4,533	2,831
Total Expenses	4,316,675	302,192	139,340
Net Investment Income (Loss)(1)	(3,469,396)	(114,914)	142,448
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	15,796,023	9,310,810	(471,831)
Foreign currency transactions	(236,481)	(6,700)	(33,141)
In-kind redemptions – non-affiliated securities	8,957,522	—	5,260,827
Net realized gain	24,517,064	9,304,110	4,755,855
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	358,112,151	51,689,680	10,793,632
Foreign currency translation	(1,476)	975	433
Change in unrealized appreciation	358,110,675	51,690,655	10,794,065
Net realized and unrealized gain on investments and foreign currency translation	382,627,739	60,994,765	15,549,920
Net Increase in Net Assets Resulting From Operations	$379,158,343	$60,879,851	$15,692,368

(1)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution ETF		ARK Autonomous Technology & Robotics ETF
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
OPERATIONS:
Net investment loss(1)	$(15,772,424)	$(4,801,803)	$(2,336,297)	$(673,701)
Net realized gain on investments and foreign currency transactions	238,234,776	46,282,958	48,401,756	23,237,711
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,993,419,141	354,662,864	544,673,398	86,069,260
Net increase in net assets resulting from operations	2,215,881,493	396,144,019	590,738,857	108,633,270
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(62,384,714)	(15,340,243)	(14,434,200)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,163,966,907	787,535,328	1,874,687,262	211,181,482
Cost of shares redeemed	(208,087,288)	(44,448,521)	(20,961,701)	(38,824,698)
Net increase in net assets resulting from shareholder transactions	6,955,879,619	743,086,807	1,853,725,561	172,356,784
Increase in net assets	9,109,376,398	1,123,890,583	2,430,030,218	280,990,054
NET ASSETS:
Beginning of period	1,589,856,215	465,965,632	447,887,447	166,897,393
End of period	$10,699,232,613	$1,589,856,215	$2,877,917,665	$447,887,447
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	29,605,000	13,505,000	8,500,000	5,050,000
Shares sold	77,800,000	17,450,000	24,850,000	4,600,000
Shares redeemed	(2,500,000)	(1,350,000)	(350,000)	(1,150,000)
Shares outstanding, end of period	104,905,000	29,605,000	33,000,000	8,500,000

(1)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Innovation ETF		ARK Next Generation Internet ETF
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
OPERATIONS:
Net investment loss(1)	$(42,819,245)	$(17,374,329)	$(12,417,976)	$(4,383,013)
Net realized gain on investments and foreign currency transactions	809,442,094	164,743,201	396,457,697	107,592,407
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	5,780,740,277	1,753,696,002	1,375,950,964	494,848,037
Net increase in net assets resulting from operations	6,547,363,126	1,901,064,874	1,759,990,685	598,057,431
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(291,314,175)	(7,062,842)	(68,580,176)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,698,120,091	2,631,373,836	3,240,676,622	1,186,185,851
Cost of shares redeemed	(477,731,318)	(124,030,220)	(272,405,320)	(295,858,352)
Net increase in net assets resulting from shareholder transactions	10,220,388,773	2,507,343,616	2,968,271,302	890,327,499
Increase in net assets	16,476,437,724	4,401,345,648	4,659,681,811	1,488,384,930
NET ASSETS:
Beginning of period	6,132,599,084	1,731,253,436	1,920,044,943	431,660,013
End of period	$22,609,036,808	$6,132,599,084	$6,579,726,754	$1,920,044,943
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	76,300,000	35,800,000	19,300,000	8,250,000
Shares sold	92,500,000	42,950,000	24,500,000	15,900,000
Shares redeemed	(4,250,000)	(2,450,000)	(2,350,000)	(4,850,000)
Shares outstanding, end of period	164,550,000	76,300,000	41,450,000	19,300,000

(1)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Fintech Innovation ETF		The 3D Printing ETF
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
OPERATIONS:
Net investment loss(1)	$(3,469,396)	$(446,510)	$(114,914)	$(1,239)
Net realized gain (loss) on investments and foreign currency transactions	24,517,064	2,510,078	9,304,110	(599,061)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	358,110,675	77,375,699	51,690,655	1,419,632
Net increase in net assets resulting from operations	379,158,343	79,439,267	60,879,851	819,332
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(7,191,728)	(1,037,795)	—	(23,952)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,021,160,818	197,037,365	207,048,245	8,287,730
Cost of shares redeemed	(18,717,848)	(2,334,638)	—	(7,537,609)
Net increase in net assets resulting from shareholder transactions	2,002,442,970	194,702,727	207,048,245	750,121
Increase in net assets	2,374,409,585	273,104,199	267,928,096	1,545,501
NET ASSETS:
Beginning of period	347,336,969	74,232,770	41,217,067	39,671,566
End of period	$2,721,746,554	$347,336,969	$309,145,163	$41,217,067
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	9,600,001	3,250,001	1,850,001	1,800,001
Shares sold	43,150,000	6,450,000	5,950,000	400,000
Shares redeemed	(500,000)	(100,000)	—	(350,000)
Shares outstanding, end of period	52,250,001	9,600,001	7,800,001	1,850,001

(1)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	The ARK Israel Innovative Technology ETF
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
OPERATIONS:
Net investment income (loss)(1)	$142,448	$(31,574)
Net realized gain (loss) on investments and foreign currency transactions	4,755,855	(355,242)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	10,794,065	5,366,586
Net increase in net assets resulting from operations	15,692,368	4,979,770
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	(392,106)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	131,060,057	26,567,457
Cost of shares redeemed	(20,005,019)	(2,543,189)
Net increase in net assets resulting from shareholder transactions	111,055,038	24,024,268
Increase in net assets	126,747,406	28,611,932
NET ASSETS:
Beginning of period	48,123,476	19,511,544
End of period	$174,870,882	$48,123,476
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,925,001	950,001
Shares sold	4,225,000	1,100,000
Shares redeemed	(775,000)	(125,000)
Shares outstanding, end of period	5,375,001	1,925,001

(1)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Financial Highlights
ARK Genomic Revolution ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	Year Ended August 31, 2016
Per Share Data:
Net asset value, beginning of period	$53.70	$34.50	$29.36	$22.24	$18.03	$20.85
Net investment loss(2)	(0.30)	(0.28)	(0.19)	(0.18)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	49.38	20.53	5.80	7.63	4.33	(2.70)
Total gain (loss) from investment operations	49.08	20.25	5.61	7.45	4.21	(2.82)
Distributions to shareholders:
Net realized gains	(0.79)	(1.05)	(0.47)	(0.33)	—	—
Total distributions	(0.79)	(1.05)	(0.47)	(0.33)	—	—
Net asset value, end of period	$101.99	$53.70	$34.50	$29.36	$22.24	$18.03
Market value, end of period	$101.93	$53.70	$34.58	$29.40	$22.29	$18.01
Total Return at Net Asset Value(3)	91.52%	60.41%	19.87%	33.80%	23.34%	(13.52)%
Total Return at Market Value(3)	91.40%	60.05%	20.00%	33.66%	23.77%	(14.77)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$10,699,233	$1,589,856	$465,966	$232,115	$23,460	$7,302
Ratio to average net assets of:
Expenses	0.75%(4)	0.75%	0.75%	0.75%	0.75%(4)	0.90%
Net investment loss(5)	(0.73)%(4)	(0.73)%	(0.63)%	(0.64)%	(0.67)%(4)	(0.67)%
Portfolio turnover rate(6)	22%	50%	64%	80%	65%	77%

(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Based on average daily shares outstanding.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(6)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Autonomous Technology & Robotics ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	Year Ended August 31, 2016
Per Share Data:
Net asset value, beginning of period	$52.69	$33.05	$34.93	$29.59	$21.14	$18.33
Net investment loss(2)	(0.15)	(0.13)	(0.13)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	35.33	19.77	(0.91)	5.89	8.52	3.07
Total gain (loss) from investment operations	35.18	19.64	(1.04)	5.84	8.45	3.00
Distributions to shareholders:
Net investment income	—	—	—	(0.02)	—	—
Net realized gains	(0.66)	—	(0.84)	(0.48)	—	(0.19)
Total distributions	(0.66)	—	(0.84)	(0.50)	—	(0.19)
Net asset value, end of period	$87.21	$52.69	$33.05	$34.93	$29.59	$21.14
Market value, end of period	$87.25	$52.78	$33.06	$35.01	$29.63	$21.14
Total Return at Net Asset Value(3)	66.98%	59.43%	(2.66)%	19.86%	39.97%	16.43%
Total Return at Market Value(3)	66.77%	59.65%	(2.84)%	19.98%	40.16%	15.84%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,877,918	$447,887	$166,897	$155,448	$66,578	$15,853
Ratio to average net assets of:
Expenses	0.75%(4)	0.75%	0.75%	0.75%	0.75%(4)	0.89%
Net investment loss(5)	(0.43)%(4)	(0.34)%	(0.39)%	(0.15)%	(0.31)%(4)	(0.38)%
Portfolio turnover rate(6)	30%	71%	54%	57%	44%	67%

(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Based on average daily shares outstanding.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(6)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Innovation ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	Year Ended August 31, 2016
Per Share Data:
Net asset value, beginning of period	$80.37	$48.36	$44.51	$29.59	$20.60	$20.06
Net investment loss(2)	(0.38)	(0.38)	(0.30)	(0.13)	(0.15)	(0.15)
Net realized and unrealized gain on investments	59.45	32.58	5.32	15.54(3)	9.14	1.16
Total gain from investment operations	59.07	32.20	5.02	15.41	8.99	1.01
Distributions to shareholders:
Net investment income	—	—	—	(0.09)	—	—
Net realized gains	(2.04)	(0.19)	(1.17)	(0.40)	—	(0.47)
Total distributions	(2.04)	(0.19)	(1.17)	(0.49)	—	(0.47)
Net asset value, end of period	$137.40	$80.37	$48.36	$44.51	$29.59	$20.60
Market value, end of period	$137.44	$80.37	$48.46	$44.55	$29.62	$20.61
Total Return at Net Asset Value(4)	73.77%	66.82%	12.14%	52.38%(3)	43.64%	4.98%
Total Return at Market Value(4)	73.82%	66.47%	12.27%	52.38%(3)	43.72%	4.90%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$22,609,037	$6,132,599	$1,731,253	$1,170,588	$85,813	$9,271
Ratio to average net assets of:
Expenses	0.75%(5)	0.75%	0.75%	0.75%	0.75%(5)	0.89%
Net investment loss(6)	(0.69)%(5)	(0.70)%	(0.67)%	(0.33)%	(0.67)%(5)	(0.76)%
Portfolio turnover rate(7)	34%	80%	80%	89%	70%	110%

(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Based on average daily shares outstanding.

(3)
The Adviser has reimbursed the Fund $15,999 for a procedural error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.

(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)
Annualized.

(6)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(7)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Next Generation Internet ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	Year Ended August 31, 2016
Per Share Data:
Net asset value, beginning of period	$99.48	$52.32	$55.10	$36.82	$24.42	$22.02
Net investment loss(2)	(0.44)	(0.45)	(0.33)	(0.09)	(0.17)	(0.17)
Net realized and unrealized gain on investments	61.59	47.61	3.09	19.32(3)	12.57	3.10
Total gain from investment operations	61.15	47.16	2.76	19.23	12.40	2.93
Distributions to shareholders:
Net investment income	—	—	—	(0.13)	—	—
Net realized gains	(1.89)	—	(5.54)	(0.82)	—	(0.53)
Total distributions	(1.89)	—	(5.54)	(0.95)	—	(0.53)
Net asset value, end of period	$158.74	$99.48	$52.32	$55.10	$36.82	$24.42
Market value, end of period	$158.81	$99.49	$52.48	$55.08	$36.85	$24.38
Total Return at Net Asset Value(4)	61.64%	90.13%	7.49%	52.71%(3)	50.77%	13.43%
Total Return at Market Value(4)	61.70%	89.58%	7.80%	52.53%(3)	51.15%	13.83%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$6,579,727	$1,920,045	$431,660	$672,276	$68,109	$14,654
Ratio to average net assets of:
Expenses	0.75%(5)	0.75%	0.75%	0.75%	0.75%(5)	0.89%
Net investment loss(6)	(0.68)%(5)	(0.68)%	(0.63)%	(0.18)%	(0.62)%(5)	(0.78)%
Portfolio turnover rate(7)	53%	93%	92%	68%	52%	86%

(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Based on average daily shares outstanding.

(3)
The Adviser has reimbursed the Fund $13,774 for a procedural error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.

(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)
Annualized.

(6)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(7)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Fintech Innovation ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020	For the Period February 4, 2019(1) through July 31, 2019
Per Share Data:
Net asset value, beginning of period	$36.18	$22.84	$20.00
Net investment loss(2)	(0.14)	(0.10)	(0.03)
Net realized and unrealized gain on investments	16.23	13.74	2.87
Total gain from investment operations	16.09	13.64	2.84
Distributions to shareholders:
Net realized gains	(0.18)	(0.30)	—
Total distributions	(0.18)	(0.30)	—
Net asset value, end of period	$52.09	$36.18	$22.84
Market value, end of period	$52.13	$36.26	$22.86
Total Return at Net Asset Value(3)	44.53%	60.36%	14.21%
Total Return at Market Value(3)	44.31%	60.59%	14.30%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,721,747	$347,337	$74,233
Ratio to average net assets of:
Expenses	0.75%(4)	0.75%	0.75%(4)
Net investment loss(5)	(0.60)%(4)	(0.40)%	(0.24)%(4)
Portfolio turnover rate(6)	24%	55%	22%

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(6)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
The 3D Printing ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	For the Period July 19, 2016(2) through August 31, 2016
Per Share Data:
Net asset value, beginning of period	$22.28	$22.04	$24.22	$25.52	$20.81	$20.00
Net investment loss(3)	(0.04)	(0.00)(4)	(0.01)	(0.04)	(0.03)	0.00(4)
Net realized and unrealized gain (loss) on investments	17.39	0.25	(2.01)	(0.73)	4.74	0.81
Total gain (loss) from investment operations	17.35	0.25	(2.02)	(0.77)	4.71	0.81
Distributions to shareholders:
Net investment income	—	(0.01)	—	—	(0.00)(4)	—
Net realized gains	—	—	(0.16)	(0.53)	—	—
Total distributions	—	(0.01)	(0.16)	(0.53)	(0.00)(4)	—
Net asset value, end of period	$39.63	$22.28	$22.04	$24.22	$25.52	$20.81
Market value, end of period	$39.71	$22.16	$22.25	$24.32	$25.52	$20.90
Total Return at Net Asset Value(5)	77.90%	1.15%	(8.25)%	(3.05)%	22.64%	4.05%
Total Return at Market Value(5)	79.20%	(0.34)%	(7.76)%	(2.64)%	22.11%	4.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$309,145	$41,217	$39,672	$47,220	$35,726	$6,243
Ratio to average net assets of:
Expenses	0.66%(6)	0.66%	0.66%	0.66%	0.66%(6)	0.67%(6)
Net investment income (loss)(7)	(0.25)%(6)	(0.00)%(8)	(0.04)%	(0.17)%	(0.14)%(6)	0.19%(6)
Portfolio turnover rate(9)	34%	37%	51%	53%	65%	–%

(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Commencement of operations.

(3)
Based on average daily shares outstanding.

(4)
Amount represents less than $0.005.

(5)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(6)
Annualized.

(7)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(8)
Amount represents less than 0.00%.

(9)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded)
The ARK Israel Innovative Technology ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020	Year Ended July 31, 2019	For the Period December 5, 2017(1) through July 31, 2018
Per Share Data:
Net asset value, beginning of period	$25.00	$20.54	$20.85	$20.00
Net investment income (loss)(2)	0.07	(0.03)	0.08	(0.00)(3)
Net realized and unrealized gain on investments	7.46	4.97	0.18	0.85
Total gain from investment operations	7.53	4.94	0.26	0.85
Distributions to shareholders:
Net investment income	—	(0.48)	(0.57)	—
Total distributions	—	(0.48)	(0.57)	—
Net asset value, end of period	$32.53	$25.00	$20.54	$20.85
Market value, end of period	$32.53	$24.74	$20.64	$21.04
Total Return at Net Asset Value(4)	30.14%	24.31%	1.57%	4.27%
Total Return at Market Value(4)	31.49%	22.41%	1.20%	5.20%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$174,871	$48,123	$19,512	$21,896
Ratio to average net assets of:
Expenses	0.49%(5)	0.49%	0.49%	0.49%(5)
Net investment income (loss)(6)	0.50%(5)	(0.14)%	0.37%	(0.03)%(5)
Portfolio turnover rate(7)	71%	86%	57%	40%

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Amount represents less than $0.005.

(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)
Annualized.

(6)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(7)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
January 31, 2021(Unaudited)
1. Organization
ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of seven (7) investment portfolios: ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, The 3D Printing ETF, and The ARK Israel Innovative Technology ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.
The investment objective of the ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, and ARK Fintech Innovation ETF is long-term growth of capital. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. There can be no assurance that the Funds will achieve their respective investment objectives.
The Trust’s fiscal and tax reporting period is July 31.
2. Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. The following summarizes the significant accounting policies of the Funds:
Investment Valuation
The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (“Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (“Board”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.
Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on the accrual basis.
Dividend Distributions
Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.
Currency Translation
Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Notes to Financial Statements (continued)
January 31, 2021(Unaudited)
3. Management and Other Agreements
Management
The ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, and ARK Fintech Innovation ETF, each pay the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive unitary structure. The 3D Printing ETF pays the Adviser a Management Fee of 0.65% in return for providing investment management and supervisory services under a comprehensive unitary structure. The ARK Israel Innovative Technology ETF pays the Adviser a Management Fee of 0.48% in return for providing investment management and supervisory services under a comprehensive unitary structure. Subject to the supervision of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
Administrator, Custodian, Transfer Agent and Accounting Agent
The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Distribution
Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.
Board of Trustees
Effective January 1, 2021, each Independent Trustee receives an annual retainer fee of  $170,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of  $25,000 and $15,000, respectively, for their service as such. Prior to this date, each Independent Trustee received an annual retainer fee of  $85,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board and of the Audit Committee each also received an additional annual retainer fee of  $20,000 and $15,000, respectively, for their service as such
4. Creation and Redemption Transactions
As of January 31, 2021, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.
Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions may be imposed.

Notes to Financial Statements (continued)
January 31, 2021(Unaudited)
5. Investment Transactions
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended January 31, 2021 were as follows:
Fund	Purchases	Sales
ARK Genomic Revolution ETF	$3,153,471,613	$965,536,873
ARK Autonomous Technology & Robotics ETF	523,349,598	348,581,795
ARK Innovation ETF	6,475,133,112	4,185,953,773
ARK Next Generation Internet ETF	2,033,098,810	1,929,379,796
ARK Fintech Innovation ETF	362,220,020	280,834,632
The 3D Printing ETF	35,380,295	35,539,154
The ARK Israel Innovative Technology ETF	47,358,466	47,660,281
For the period ended January 31, 2021, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:
	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution ETF	$4,901,666,972	$207,290,208
ARK Autonomous Technology & Robotics ETF	1,677,638,894	20,880,058
ARK Innovation ETF	8,044,745,803	476,761,288
ARK Next Generation Internet ETF	3,045,817,243	271,586,648
ARK Fintech Innovation ETF	1,912,048,579	18,374,237
The 3D Printing ETF	206,684,366	—
The ARK Israel Innovative Technology ETF	130,941,148	19,961,441
6. Federal Income Tax
Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2018 – 2020), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
At July 31, 2020, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution ETF	$1,210,365,247	$403,292,671	$(22,516,533)	$380,776,138
ARK Autonomous Technology & Robotics ETF	360,033,821	98,218,672	(10,124,844)	88,093,828
ARK Innovation ETF	4,243,051,518	1,979,754,098	(97,453,755)	1,882,300,343
ARK Next Generation Internet ETF	1,429,982,644	513,910,021	(21,709,454)	492,200,567
ARK Fintech Innovation ETF	265,770,635	84,495,067	(2,740,883)	81,754,184
The 3D Printing ETF	37,471,189	6,602,000	(2,859,273)	3,742,727
The ARK Israel Innovative Technology ETF	43,532,176	7,046,875	(2,787,690)	4,259,185
Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended July 31, 2020, the Funds did not incur Post October Losses and The 3D Printing ETF incurred $5,122 of late year ordinary income losses.

Notes to Financial Statements (continued)
January 31, 2021(Unaudited)
At July 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.
	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution ETF	$—	$—	$—
ARK Autonomous Technology & Robotics ETF	—	—	—
ARK Innovation ETF	—	—	—
ARK Next Generation Internet ETF	—	6,714,706	6,714,706
ARK Fintech Innovation ETF	—	—	—
The 3D Printing ETF	2,010,320	8,550,280	10,560,600
The ARK Israel Innovative Technology ETF	1,020,421	203,722	1,224,143
7. Indemnification Obligations
The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
8. Investment Risks
Concentration Risk: The ARK Autonomous Technology & Robotics ETF will be concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Fintech Innovation ETF will be concentrated in securities of issuers having their principal business activities in the communication, technology and financials group of industries. The ARK Genomic Revolution ETF will be concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Next Generation Internet ETF will be concentrated in securities of issuers having their principal business activities in the internet information provider and catalog and mail order house industry. The 3D Printing ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of their respective net assets in securities of issuers in any one industry or group of industries if the applicable index that either Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.
As of January 31, 2021, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry and the 3D Printing ETF had more than 25% of its assets invested in the software industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.
The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.
Market Risk: A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the outbreak. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds’ performance as well as the operations of the Trust. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers, disrupt the Funds’ operations, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting. The recent pandemic spread of COVID-19 and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

Notes to Financial Statements (concluded)
January 31, 2021(Unaudited)
9. Subsequent Events
Subsequent events occurring after the date of this Report have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no events have occurred that require disclosure.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-Q (prior to March 31, 2020) or Form N-PORT (after March 31, 2020) the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-Q or Form N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling 1-212-426-7040. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.
Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling 1-212-426-7040 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.
Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-212-426-7040 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.
Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
3 E. 28th Street, 7th Floor
New York, NY 10016
Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 S.16th Street, 29th Floor
Philadelphia, PA 19102

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.
ARK Invest | 3 E. 28th Street, 7th Floor, New York, NY 10016 | 212.426.7040 | info@ark-invest.com | ark-funds.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of three Independent Trustees. Messrs. Chichester and Zack and Ms. DeRemer currently serve as members of the Audit Committee. Mr. Chichester is the Chairman of the Audit Committee.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	March 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	March 26, 2021

By (Signature and Title)*	/s/ William C. Cox
William C. Cox, Treasurer and Chief Financial Officer
(principal financial officer)

Date	March 26, 2021

* Print the name and title of each signing officer under his or her signature